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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:    United Fire & Casualty Company
Address: 118 Second Avenue SE
         Cedar Rapids IA 52401

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Kevin W. Helbing
Title: Controller
Phone: 319 286-2533

Signature, Place and Date of Signing:


/s/ Kevin W. Helbing                    Cedar Rapids, IA                2/1/2011
-------------------------------------   --------------------------   -----------
Kevin W. Helbing

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         60
Form 13F Information Table Value Total:   $146,475 (in thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                 TITLE                                                            VOTING AUTHORITY
                                  OF                 VALUE   SHARES/ SH/ PUT/ INVSTMNT   OTHER  -------------------
         NAME OF ISSUER          CLASS    CUSIP    (x $1000) PRN AMT PRN CALL  DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------- ------ ----------- --------- ------- --- ---- -------- -------- ------- ------ ----
AT&T Inc                        Common 00206R-10-2    2,942  100,160 SH         Sole            100,160
Abbott Laboratories             Common 002824-10-0    9,822  205,000 SH         Sole            205,000
AbitibiBowater, Inc             Common 003687-20-9      838   35,406 SH         Sole             35,406
Agilysys Inc                    Common 00847J-10-5    1,190  211,187 SH         Sole            211,187
Alliant Energy Corporation      Common 018802-10-8    4,495  122,200 SH         Sole            122,200
American Strategic              Common 030099-10-5      237   50,840 SH         Sole             50,840
BCE Inc                         Common 05534B-76-0      526   14,823 SH         Sole             14,823
BRE Properties Inc              Common 05564E-10-6      783   18,000 SH         Sole             18,000
Bank of America Corporation     Common 060505-10-4    1,869  140,000 SH         Sole            140,000
Bemis Company Inc               Common 081437-10-5    1,026   31,400 SH         Sole             31,400
Boeing Company                  Common 097023-10-5    4,895   75,000 SH         Sole             75,000
CF Industral Inc Holdings       Common 125269-10-0      412    3,046 SH         Sole              3,046
CIT Group Inc                   Common 125581-80-1    2,594   55,065 SH         Sole             55,065
Cincinnati Financial Corp       Common 172062-10-1   10,150  320,276 SH         Sole            320,276
ConocoPhillips                  Common 20825C-10-4      685   10,059 SH         Sole             10,059
Cummins Inc                     Common 231021-10-6    8,600   78,180 SH         Sole             78,180
Dean Foods Company              Common 242370-10-4       71    8,000 SH         Sole              8,000
Deere & Company                 Common 244199-10-5    1,661   20,000 SH         Sole             20,000
Del Monte Foods Co              Common 24522P-10-3      378   20,097 SH         Sole             20,097
Dow Chemical Company            Common 260543-10-3    5,803  170,000 SH         Sole            170,000
Duke Energy Corporation         Common 26441C-10-5    2,639  148,192 SH         Sole            148,192
Emerson Electric Co             Common 291011-10-4      721   12,600 SH         Sole             12,600
Exxon Mobil Corporation         Common 30231G-10-2    2,925   40,000 SH         Sole             40,000
Federal-Mogul Corporation       Common 313549-40-4      794   38,457 SH         Sole             38,457
Fidelity National Information   Common 31620M-10-6      267    9,758 SH         Sole              9,758
Fidelity NationalFinancial Inc  Common 31620R-10-5      303   22,201 SH         Sole             22,201
Frontier Communications Corp    Common 35906A-10-8      130   13,439 SH         Sole             13,439
Arthur J Gallagher & Co         Common 363576-10-9      300   10,321 SH         Sole             10,321
General Electric Company        Common 369604-10-3    5,030  275,000 SH         Sole            275,000
GenOn Energy Inc                Common 37244E-10-7      305   80,347 SH         Sole             80,347
H J Heinz Company               Common 423074-10-3    2,226   45,000 SH         Sole             45,000
Honeywell International Inc     Common 438516-10-6    1,861   35,000 SH         Sole             35,000
Hospira Inc                     Common 441060-10-0      892   16,000 SH         Sole             16,000
Intel Corporation               Common 458140-10-0      840   40,000 SH         Sole             40,000
JPMorgan Chase & Co             Common 46625H-10-0    2,449   57,736 SH         Sole             57,736
Johnson & Johnson               Common 478160-10-4    1,857   30,000 SH         Sole             30,000
Medtronic Inc                   Common 585055-10-6      927   25,000 SH         Sole             25,000
Merck & Co Inc                  Common 58933Y-10-5      208    5,767 SH         Sole              5,767
Newell Rubbermaid Inc           Common 651229-10-6      832   45,766 SH         Sole             45,766
Nicor Inc                       Common 654086-10-7    1,997   40,000 SH         Sole             40,000
Old Republic International Cor  Common 680223-10-4    3,472  254,690 SH         Sole            254,690
PepsiCo Inc                     Common 713448-10-8    1,306   20,000 SH         Sole             20,000
Pfizer Inc                      Common 717081-10-3      700   40,000 SH         Sole             40,000
Piper Jaffray Cos               Common 724078-10-0      291    8,329 SH         Sole              8,329
Procter & Gamble Company        Common 742718-10-9    4,888   76,000 SH         Sole             76,000
Progress Energy Inc             Common 743263-10-5      833   19,131 SH         Sole             19,131
QCR Holdings Inc                Common 74727A-10-4      594   83,181 SH         Sole             83,181

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
Royal Dutch Shell ADR           Common 780259-20-6    2,672   40,000 SH         Sole             40,000
Schlumberger Limited            Common 806857-10-8    2,505   30,000 SH         Sole             30,000
Spectra Energy Corporation      Common 847560-10-9    2,353   94,096 SH         Sole             94,096
Treehouse Foods Inc             Common 89469A-10-4      493    9,652 SH         Sole              9,652
U S Bancorp                     Common 902973-30-4   19,358  717,784 SH         Sole            717,784
United Continental Holdings Inc Common 910047-10-9        1       51 SH         Sole                 51
Vectren Corporation             Common 92240G-10-1      676   26,658 SH         Sole             26,658
Verizon Communications Inc      Common 92343V-10-4    2,004   55,997 SH         Sole             55,997
Wells Fargo & Company           Common 949746-10-1    7,753  250,086 SH         Sole            250,086
Windstream Corporation          Common 97381W-10-4      180   12,942 SH         Sole             12,942
Wintrust Financial Corporation  Common 97650W-10-8    7,614  230,523 SH         Sole            230,523
Xcel Energy, Inc.               Common 98389B-10-0    2,119   90,000 SH         Sole             90,000
Montpelier Re Holdings Ltd      Common G62185-10-6      183    9,189 SH         Sole              9,189
                                                    -------
Report Summary                  Data Records  60    146,475        0 other managers on whose behalf report is filed